FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Interest-Rate Variations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	+ 100 basis points
Positions on effect on profit or loss before tax	$ (22,640)	$ (46,310)
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Increase (decrease) futures curve in libor 3 months	- 100 basis points
Positions on effect on profit or loss before tax	$ 22,640	$ 46,310